BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2023
BASIS OF PRESENTATION
BASIS OF PRESENTATION
1	BASIS OF PRESENTATION

Nature of operations

Bragg Gaming Group Inc. and its subsidiaries ("Bragg", "BGG", the "Company" or the "Group") is primarily a B2B online gaming technology platform and casino content aggregator.

The registered and head office of the Company is located at 130 King Street West, Suite 1955, Toronto, Ontario, Canada M5X 1E3.

Statement of compliance and basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and the interpretations issued by the International Financial Reporting Interpretations Committee.

These consolidated financial statements are prepared on a historical cost basis except for financial instruments classified at fair value through profit or loss (“FVTPL”) or fair value through other comprehensive income (“FVOCI”) which are measured at fair value. The material accounting policy information set out in Note 2 have been applied consistently in the preparation of the consolidated financial statements for all periods presented, unless otherwise stated.

The preparation of consolidated financial statements requires the use of certain critical accounting estimates. It also requires Group management to exercise judgment in applying the Group's accounting policies. The areas where significant judgments and estimates have been made in preparing the consolidated financial statements and their effect are disclosed in note 3.

These consolidated financial statements have been prepared on the going concern basis, which assumes that the Company will be able to continue as a going concern and realize its assets and discharge its liabilities in the normal course of business.

These consolidated financial statements were, at the recommendation of the audit committee, approved and authorized for issuance by the Company’s Board of Directors on March 26, 2024.

Changes in accounting policies

a)	New standards, interpretations and amendments adopted from January 1, 2023

The following amendments are effective for the period beginning January 1, 2023:

●	Disclosure of Accounting Policies (Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 Making Materiality Judgements)

In February 2021, the IASB issued amendments to IAS 1 and IFRS Practice Statement 2. The amendments aim to make accounting policy disclosures more informative by replacing the requirement to disclose ‘significant accounting policies’ with ‘material accounting policy information’. The amendments also provide guidance under what circumstance, the accounting policy information is likely to be considered material and therefore requiring disclosure.

1	BASIS OF PRESENTATION (CONTINUED)

Changes in accounting policies (continued)

These amendments have no effect on the measurement or presentation of any items in the consolidated financial statements of the Group but affect the disclosure of accounting policies of the Group.

●	Definition of Accounting Estimates (Amendments to IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors)

The amendments to IAS 8, which added the definition of accounting estimates, clarify that the effects of a change in an input or measurement technique are changes in accounting estimates, unless resulting from the correction of prior period errors. These amendments clarify how entities make the distinction between changes in accounting estimate, changes in accounting policy and prior period errors.

These amendments had no effect on the consolidated financial statements of the Group.

●	Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12 Income Taxes)

In May 2021, the IASB issued amendments to IAS 12, which clarify whether the initial recognition exemption applies to certain transactions that result in both an asset and a liability being recognised simultaneously (e.g. a lease in the scope of IFRS 16). The amendments introduce an additional criterion for the initial recognition exemption, whereby the exemption does not apply to the initial recognition of an asset or liability which at the time of the transaction, gives rise to equal taxable and deductible temporary differences.

These amendments had no effect on the consolidated financial statements of the Group.

●	International Tax Reform – Pillar Two Model Rules (Amendment to IAS 12 Income Taxes) (effective immediately upon the issue of the amendments and retrospectively)

In December 2021, the Organisation for Economic Co-operation and Development (OECD) released a draft legislative framework for a global minimum tax that is expected to be used by individual jurisdictions. The goal of the framework is to reduce the shifting of profit from one jurisdiction to another in order to reduce global tax obligations in corporate structures. In March 2022, the OECD released detailed technical guidance on Pillar Two of the rules.

Stakeholders raised concerns with the IASB about the potential implications on income tax accounting, especially accounting for deferred taxes, arising from the Pillar Two model rules. The IASB issued the final Amendments (the Amendments) International Tax Reform – Pillar Two Model Rules, in response to stakeholder concerns on May 23, 2023.

1	BASIS OF PRESENTATION (CONTINUED)

Changes in accounting policies (continued)

The Amendments introduce a mandatory exception to entities from the recognition and disclosure of information about deferred tax assets and liabilities related to Pillar Two model rules. The exception is effective immediately and retrospectively. The Amendments also provide for additional disclosure requirements with respect to an entity’s exposure to Pillar Two income taxes.

Management of the Group has determined that the Group is not within the scope of OECD’s Pillar Two Model Rules and the exception to the recognition and disclosure of information about deferred tax assets and liabilities related to Pillar Two income taxes is not applicable to the Group.

b)	New standards, interpretations and amendments not yet effective

There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Group has decided not to adopt early.

The following amendments are effective for the period beginning January 1, 2024:

●	Liability in a Sale and Leaseback (Amendments to IFRS 16 Leases);
●	Classification of Liabilities as Current or Non-Current (Amendments to IAS 1 Presentation of Financial Statements);
●	Non-current Liabilities with Covenants (Amendments to IAS 1 Presentation of Financial Statements); and
●	Supplier Finance Arrangements (Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures)

The following amendments are effective for the period beginning January 1, 2025:

●	Lack of exchangeability (Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates);

The Group is currently assessing the impact of these new accounting standards and amendments. The Group does not expect any other standards issued by the IASB, but are yet to be effective, to have a material impact on the Group.